Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	December 31, 2024	December 31, 2023
	$	$
		(Note 6.c)
Trade accounts payable and accruals	447.6	351.9
Employee and payroll liabilities	453.6	415.9
Other accrued liabilities	117.5	74.6
Trade and other payables	1,018.7	842.4